Supplemental Condensed Consolidating Financial Information - Condensed Statements of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Operating Activities:
Net income	$ (128)	$ 162	$ 17	$ 621
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			841	859
Other, net			173	(2,948)
Net cash provided by (used in) operating activities			1,031	(1,468)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(1,690)	(1,841)
Net collections from retail receivables and related securitizations			390	(99)
Other, net			842	858
Net cash used in investing activities			(458)	(1,082)
Financing Activities:
Net increase (decrease) in indebtedness			(1,114)	2,267
Dividends paid			(294)	(381)
Other, net			17	15
Net cash provided by (used in) financing activities			(1,391)	1,901
Effect of foreign exchange rate changes on cash and cash equivalents			(628)	(303)
Decrease in cash and cash equivalents			(1,446)	(952)
Cash and cash equivalents, beginning of year			5,163	5,567
Cash and cash equivalents, end of period	3,717	4,615	3,717	4,615
CNH Industrial N.V. [Member]
Operating Activities:
Net income	(124)	173	22	627
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			7	4
Other, net			228	(394)
Net cash provided by (used in) operating activities			257	237
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(15)	(10)
Withdrawals from subsidiaries’ cash management pools			122	39
Other, net			(95)	257
Net cash used in investing activities			12	286
Financing Activities:
Net increase (decrease) in indebtedness				(167)
Dividends paid			(291)	(367)
Other, net			24	15
Net cash provided by (used in) financing activities			(267)	(519)
Effect of foreign exchange rate changes on cash and cash equivalents			(7)	(6)
Decrease in cash and cash equivalents			(5)	(2)
Cash and cash equivalents, beginning of year			7	5
Cash and cash equivalents, end of period	2	3	2	3
Case New Holland Industrial Inc. [Member]
Operating Activities:
Net income	51	254	181	595
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net			(369)	(581)
Net cash provided by (used in) operating activities			(188)	14
Investing activities:
Other, net			207
Net cash used in investing activities			207
Financing Activities:
Net increase (decrease) in indebtedness			33	87
Dividends paid			(1)	(105)
Other, net			(50)	4
Net cash provided by (used in) financing activities			(18)	(14)
Decrease in cash and cash equivalents			1
Cash and cash equivalents, end of period	1		1
Guarantor Subsidiaries [Member]
Operating Activities:
Net income	77	345	435	950
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			152	168
Other, net			(583)	(398)
Net cash provided by (used in) operating activities			4	720
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(90)	(101)
Withdrawals from subsidiaries’ cash management pools			(873)	(312)
Other, net			1,014	(494)
Net cash used in investing activities			51	(907)
Financing Activities:
Net increase (decrease) in indebtedness			7	(570)
Dividends paid			(74)	(259)
Other, net			13	1,029
Net cash provided by (used in) financing activities			(54)	200
Effect of foreign exchange rate changes on cash and cash equivalents			(2)	(1)
Decrease in cash and cash equivalents			(1)	12
Cash and cash equivalents, beginning of year			39	38
Cash and cash equivalents, end of period	38	50	38	50
All Other Subsidiaries [Member]
Operating Activities:
Net income	(122)	(211)	18	27
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			682	687
Other, net			574	(1,832)
Net cash provided by (used in) operating activities			1,274	(1,118)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets			(1,585)	(1,730)
Net collections from retail receivables and related securitizations			390	(99)
Other, net			(690)	(1,350)
Net cash used in investing activities			(1,885)	(3,179)
Financing Activities:
Net increase (decrease) in indebtedness			(1,154)	3,947
Dividends paid			(244)	(789)
Other, net			1,187	473
Net cash provided by (used in) financing activities			(211)	3,631
Effect of foreign exchange rate changes on cash and cash equivalents			(619)	(296)
Decrease in cash and cash equivalents			(1,441)	(962)
Cash and cash equivalents, beginning of year			5,117	5,524
Cash and cash equivalents, end of period	3,676	4,562	3,676	4,562
Eliminations [Member]
Operating Activities:
Net income	$ (10)	$ (399)	(639)	(1,578)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other, net			323	257
Net cash provided by (used in) operating activities			(316)	(1,321)
Investing activities:
Withdrawals from subsidiaries’ cash management pools			751	273
Other, net			406	2,445
Net cash used in investing activities			1,157	2,718
Financing Activities:
Net increase (decrease) in indebtedness				(1,030)
Dividends paid			316	1,139
Other, net			(1,157)	(1,506)
Net cash provided by (used in) financing activities			$ (841)	$ (1,397)